LEASES - Components of lease expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
LEASES
Operating lease expense	₫ 1,905,922	$ 78,320,197	₫ 1,729,244	₫ 757,710
Weighted-average remaining lease term, Operating lease	66 months	66 months	76 months
Weighted-average discount rate, Operating leases	10.71%	10.71%	11.26%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	₫ 1,385,185	$ 56,921,512	₫ 1,549,627	₫ 638,235